Fair Value Measurements, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Cash and due from banks	$ 37,080	$ 33,026
Federal funds sold and securities purchased under resale agreements	105,330	80,456
Held-to-maturity debt securities	234,948	262,708
Loans held for sale	6,260	4,936
Financial liabilities
Deposits	1,371,804	1,358,173
Short-term borrowings	108,806	89,559
Long-term debt	173,078	207,588
Carrying value [Member]
Financial assets
Cash and due from banks	37,080	33,026
Interest-earning deposits with banks	166,281	204,193
Federal funds sold and securities purchased under resale agreements	105,330	80,456
Held-to-maturity debt securities	234,948	262,708
Loans held for sale	1,547	2,044
Loans, net	882,361	905,764
Equity securities (cost method)	3,782	5,276
Total financial assets	1,431,329	1,493,467
Financial liabilities
Deposits	139,547	190,970
Short-term borrowings	108,540	89,340
Long-term debt	169,567	205,261
Total financial liabilities	417,654	485,571
Fair Value Disclosures, Textual [Abstract]
Lease financing, net	16,200	16,200
Deposit liabilities with no defined or contractual maturity	1,200,000	1,200,000
Finance lease obligations	16	19
Estimated fair value [Member]
Financial assets
Cash and due from banks	37,080	33,026
Interest-earning deposits with banks	166,281	204,193
Federal funds sold and securities purchased under resale agreements	105,330	80,456
Held-to-maturity debt securities	193,779	227,316
Loans held for sale	1,600	2,085
Loans, net	848,227	870,485
Equity securities (cost method)	3,868	5,344
Total financial assets	1,356,165	1,422,905
Financial liabilities
Deposits	139,189	190,110
Short-term borrowings	108,547	89,340
Long-term debt	174,081	207,733
Total financial liabilities	421,817	487,183
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	546	575
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	37,080	33,026
Interest-earning deposits with banks	165,903	203,960
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	2,015	2,288
Loans held for sale	0	0
Loans, net	0	0
Equity securities (cost method)	0	0
Total financial assets	204,998	239,274
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	378	233
Federal funds sold and securities purchased under resale agreements	105,330	80,456
Held-to-maturity debt securities	188,756	222,209
Loans held for sale	1,216	848
Loans, net	3,211	52,127
Equity securities (cost method)	0	0
Total financial assets	298,891	355,873
Financial liabilities
Deposits	63,497	127,738
Short-term borrowings	108,547	89,340
Long-term debt	171,747	205,705
Total financial liabilities	343,791	422,783
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	3,008	2,819
Loans held for sale	384	1,237
Loans, net	845,016	818,358
Equity securities (cost method)	3,868	5,344
Total financial assets	852,276	827,758
Financial liabilities
Deposits	75,692	62,372
Short-term borrowings	0	0
Long-term debt	2,334	2,028
Total financial liabilities	$ 78,026	$ 64,400